John M. McCann Director & Associate General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704-988-6543 F 704-988-1615 jmccann@tiaa-cref.org

May 15, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TIAA-CREF Funds Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A (File Nos. 333-76651 and 811-09301)

Ladies and Gentlemen:

On behalf of the TIAA-CREF Funds (the “Funds”), we are attaching for filing Post-Effective Amendment No. 83 to the above-captioned registration statement on Form N-1A (“Amendment No. 83”), including exhibits. The main purpose of Amendment No. 83 is to make the initial 485A filing needed to launch three new series, the Social Choice International Equity Fund, the Social Choice Low Carbon Equity Fund and the Short-Term Bond Index Fund.

If you have any questions regarding this filing, please do not hesitate to call me at (704) 988-6543.

Sincerely,

/s/ John M. McCann
John M. McCann

cc: Rachael M. Zufall